Reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reserves
27.	Reserves

(1)	Details of reserves, net of taxes, as of December 31, 2019 and 2018 are as follows:

(In millions of won)	December 31, 2019		December 31, 2018
Valuation loss on FVOCI	￦	(47,086)	(124)
Other comprehensive loss of investments in associates and joint ventures		(278,142)	(334,637)
Valuation loss on derivatives		(920)	(41,601)
Foreign currency translation differences for foreign operations		(3,428)	2,920

	￦	(329,576)	(373,442)

(2)	Changes in reserves for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	Valuation gain (loss) on financial assets at FVOCI		Valuation gain (loss) on available-for-sale financial assets	Other compre- hensive loss of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at December 31, 2017	￦	—	168,211	(320,060)	(73,828)	(9,050)	(234,727)
Impact of adopting IFRS 9		99,407	(168,211)	—	—	—	(68,804)

Balance at January 1, 2018	￦	99,407	—	(320,060)	(73,828)	(9,050)	(303,531)

Changes, net of taxes	￦	(99,531)	—	(14,577)	32,227	11,970	(69,911)
Balance at December 31, 2018		(124)	—	(334,637)	(41,601)	2,920	(373,442)
Changes, net of taxes		(46,962)	—	56,495	40,681	(6,348)	43,866

Balance at December 31, 2019	￦	(47,086)	—	(278,142)	(920)	(3,428)	(329,576)

(3)	Changes in valuation gain (loss) on financial assets at FVOCI for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019		2018
Balance at January 1	￦	(124)	99,407
Amount recognized as other comprehensive loss during the year, net of taxes		(18,472)	(117,514)
Amount reclassified to retained earnings, net of taxes		(28,490)	17,983

Balance at December 31	￦	(47,086)	(124)

(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019		2018
Balance at January 1	￦	(41,601)	(73,828)
Amount recognized as other comprehensive income (loss) during the year, net of taxes		34,209	(11,301)
Amount reclassified to profit or loss, net of taxes		6,472	43,528

Balance at December 31	￦	(920)	(41,601)